Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Schedule of committed expenditures

	Commitment
	expenditures in
	thousands of U.S.
	dollars
2023	US$	224,629
2024		275,363
2025		711,455
2026		1,410,003
2027 and thereafter		4,204,369
	US$	6,825,819

Schedule of future minimum lease payments

	Aircraft sale prices estimated
	in thousands of U.S. dollars
2023	US$	165,500
2024		998,000
2025		389,500
	US$	1,553,000

Summary of future lease payments from sale and leaseback

	Aircraft leases
	in thousands of U.S.
	dollars
2023	US$	7,977
2024		51,720
2025		104,014
2026		108,400
2027 and thereafter		1,028,688
	US$	1,300,799